Selected Quarterly Data (unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Data (unaudited)
9.	Selected Quarterly Data (unaudited)

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Summarized quarterly data for 2017 and 2016 are as follows (in thousands, except per share data):

	For the Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2017:
Operating expenses	$12,687	$12,549	$12,639	$14,780	$52,655
Net loss	$(12,602)	$(12,407)	$(12,481)	$(14,588)	$(52,078)
Basic and diluted net loss per share (1)	$(0.39)	$(0.29)	$(0.30)	$(0.35)	$(1.31)
2016:
Operating expenses	$9,656	$9,546	$10,239	$11,825	$41,266
Net loss	$(9,589)	$(9,468)	$(10,178)	$(11,734)	$(40,969)
Basic and diluted net loss per share (1)	$(0.31)	$(0.30)	$(0.32)	$(0.37)	$(1.31)

(1)	Net loss per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly per share calculations will not necessarily equal the annual per share calculation.